Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
10. Property, plant and equipment

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Cost
At 1 January 2020	460	23	300	325	36	1,144
Exchange differences	(11)	(2)	(7)	(11)	(1)	(32)
Additions	62	—	7	5	37	111
Disposals and retirements	(13)	(9)	(23)	(29)	(1)	(75)
Reclassifications and transfers	—	—	20	21	(50)	(9)
Transfer to assets classified as held for sale	(59)	—	(1)	(3)	—	(63)

At 31 December 2020	439	12	296	308	21	1,076

Exchange differences	—	—	2	(3)	—	(1)
Additions	32	—	8	17	39	96
Disposals and retirements	(6)	(7)	(100)	(72)	—	(185)
Reclassifications and transfers	—	—	35	—	(31)	4
Transfer to assets classified as held for sale	—	—	(15)	—	—	(15)

At 31 December 2021	465	5	226	250	29	975

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Depreciation and impairment
At 1 January 2020	(58)	(16)	(200)	(252)	—	(526)
Exchange differences	2	1	6	9	—	18
Charge for the year	(65)	(3)	(25)	(32)	—	(125)
Disposals and retirements	1	9	22	29	—	61
Reclassifications and transfers	—	—	(2)	2	—	—
Impairment of assets to be classified as held for sale	(4)	—	—	—	—	(4)
Transfer to assets classified as held for sale	14	—	—	1	—	15

At 31 December 2020	(110)	(9)	(199)	(243)	—	(561)

Exchange differences	(1)	1	(1)	1	—	—
Charge for the year	(46)	(3)	(16)	(30)	—	(95)
Disposals and retirements	7	6	99	71	—	183
Reclassifications and transfers	—	—	(5)	7	—	2
Impairment	(119)	—	(22)	(5)	—	(146)
Transfer to assets classified as held for sale	—	—	8	—	—	8

At 31 December 2021	(269)	(5)	(136)	(199)	—	(609)

Carrying amounts
At 1 January 2020	402	7	100	73	36	618
At 31 December 2020	329	3	97	65	21	515

At 31 December 2021	196	—	90	51	29	366

Key areas of estimation
– The recoverability of
right-of-use
assets and in particular assumptions related to the ability to sublease vacant leased assets in the future.
Depreciation expense of £40m (2020: £44m) has been included in the income statement in cost of goods sold and £55m (2020: £81m) in operating expenses. The impairment charge of £146m (2020: £nil) has been included within operating expenses within the income statement.
Property, plant and equipment assets are assessed for impairment triggers annually or when triggering events occur. In 2021, as part of a major restructuring programme, the Group simplified its property portfolio, reducing the overall office space required. All property related assets were assessed for impairment as a result of this triggering event and impairment charges of £141m have been recognised within costs of major restructuring (see note 4 for details). The recoverability of certain of the Group’s right-of-use
assets is now based on the Group’s ability to sublease vacant space
.
This involves the use of assumptions related to future subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. Should the future sublease outcomes be more or less favourable than the assumptions used by management this could result in additional impairment charges or reversals of impairment charges.

Where there is vacant space in the
right-of-use-assets,
the Group estimates that a 1% increase/decrease in the discount rate used would reduce/increase the recoverable value of the right-of-use
assets by £10m. In addition, the Group estimates that a three month reduction/increase in the net sublet income (which could arise from changes to the achievable rent, lease incentives or sublet start dates) would reduce/increase the recoverable value of the right-of-use
assets by £6m.